Balance Sheets - USD ($)	Dec. 31, 2021	Dec. 31, 2020
CURRENT ASSETS
Cash	$ 670,263	$ 160,607
Subscription receivable	25,000
Prepaid expenses	58,642	1,900,859
Funds receivable on notes payable		70,000
Total current assets	753,905	2,131,466
FIXED ASSETS
Property and equipment	6,834	81,515
Accumulated depreciation	(114)	(79,177)
Total fixed assets	6,720	2,338
OTHER ASSETS
Deferred offering costs	92,975
Intangible assets, net	1,558,550	140,300
Total other assets	1,651,525	140,300
Total Assets	2,412,150	2,274,104
CURRENT LIABILITIES
Accounts payable and accrued liabilities	726,904	97,830
Convertible note payable		128,700
Liability to issue common shares	3,431	7,400
Short term note payable - related parties, net of discounts		25,415
Third party short term loans, net of discounts		405,646
Total current liabilities	730,335	664,991
Total Liabilities	730,335	664,991
Commitments and Contingencies
DEFICIENCY IN STOCKHOLDERS’ EQUITY
Preferred stock, $0.0001 par value, authorized 200,000,000 shares, Series B 81,000 and 293,000 shares issued and outstanding	8	29
Common stock, $0.0001 par value, authorized 1,100,000,000 shares; 570,651,636 and 333,000,327 shares issued and outstanding	57,065	33,300
Additional paid-in capital	10,498,221	3,544,658
Accumulated deficit	(26,917,036)	(8,099,627)
Total deficiency in stockholders’ equity	(16,361,742)	(4,521,640)
Total Liabilities and Deficiency in Stockholders’ Equity	2,412,150	2,274,104
Series A Preferred Stock [Member]
CURRENT LIABILITIES
Temporary stock, value		1,564,251
Series C Preferred Stock [Member]
CURRENT LIABILITIES
Temporary stock, value	$ 18,043,557	$ 4,566,502